Financial instruments and related disclosures - Impact of Non-functional Currency Foreign Exchange Exposures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
10 cent appreciation of the US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 99	£ 5
(Increase)/decrease in net debt	(999)	(767)
15 cent appreciation of the US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	155	8
(Increase)/decrease in net debt	(1,570)	(1,199)
10 cent appreciation of the Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(7)	(26)
(Increase)/decrease in Equity	(1,290)	(964)
(Increase)/decrease in net debt	11	444
15 cent appreciation of the Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(12)	(41)
(Increase)/decrease in Equity	(2,034)	(1,515)
(Increase)/decrease in net debt	17	698
10 Yen appreciation of the Yen [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in net debt	13	17
15 Yen appreciation of the Yen [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(1)	0
(Increase)/decrease in net debt	20	26
10 cent depreciation of US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(84)	(4)
(Increase)/decrease in net debt	846	661
15 cent depreciation of US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(121)	(6)
(Increase)/decrease in net debt	1,222	959
10 cent depreciation of Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	6	22
(Increase)/decrease in Equity	1,080	814
(Increase)/decrease in net debt	(9)	(375)
15 cent depreciation of Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	9	32
(Increase)/decrease in Equity	1,557	1,176
(Increase)/decrease in net debt	(13)	(542)
10 Yen depreciation of Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in net debt	(12)	(15)
15 Yen depreciation of Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	0
(Increase)/decrease in net debt	£ (17)	£ (21)